State Street Variable Insurance Series Funds, Inc.

One Congress Street

Boston, MA 02114

May 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Variable Insurance Series Funds, Inc. (the “Company”)

File Nos.: 002-91369 and 811-04041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectuses and Statement of Additional Information, each dated May 1, 2026, do not differ from those contained in the Post-Effective Amendment No. 84 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 24, 2026 (Accession #0001193125-26-177382).

If you have any questions, please contact me at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary